Right-of-use assets, long-term financial assets and lease liabilities	12 Months Ended
Dec. 31, 2024
Right-of-use assets, long-term financial assets and lease liabilities
Right-of-use assets, long-term financial assets and lease liabilities

5.Right-of-use assets, long-term financial assets and lease liabilities

The Company recognized additions and reassessment of right-of-use of leased assets for buildings or for office equipment totaling CHF 2.6 million and CHF 1.2 million for the years ended December 31, 2024 and 2023, respectively. In 2024 and in 2023, these increases are predominantly associated with a new lease and the reassessment of our existing leased office space.

Regarding lease liabilities, the amortization depends on the rate implicit in the contract or the incremental borrowing rate for the respective lease component. The weighted averages of the incremental borrowing rates as of December 31, 2024 are 3.5% (3.5% for 2023) for buildings, 3.3% (5.3% for 2023) for office equipment and 7.2% (2.6% for 2023) for IT equipment.

The following tables show the movements in the net book values of right-of-use of leased assets for the years ended December 31, 2024 and 2023, respectively:

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2023	3,446	50	12	3,508
Additions and reassessment	2,516	64	26	2,606
Depreciation	(642)	(23)	(12)	(677)
Balance as of December 31, 2024	5,320	91	26	5,437

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2022	2,708	74	26	2,808
Additions and reassessment	1,243	—	—	1,243
Depreciation	(505)	(24)	(14)	(543)
Balance as of December 31, 2023	3,446	50	12	3,508

For the years ended December 31, 2024, and 2023, the impact on the Company’s consolidated statements of income/(loss) and consolidated statements of cash flows is detailed in the table below.

	For the Year Ended
	December 31,
In CHF thousands	2024	2023
Statements of income/(loss)
Depreciation of right-of-use assets	677	543
Interest expense on lease liabilities	113	90
Expense for short-term leases and leases of low value	752	793
Total	1,542	1,426

Statements of cash flows
Total cash outflow for leases	1,549	1,431

The following table presents the contractual undiscounted cash flows for lease liabilities as of December 31, 2024 and 2023:

	As of
	December 31,
In CHF thousands	2024	2023
Less than one year	1,200	784
1-3 years	2,372	1,526
3-5 years	2,352	1,505
Total	5,924	3,815

The Company also has two deposits in escrow accounts totaling CHF 0.4 million for the lease of the Company’s premises as of December 31, 2024 and 2023, respectively.